Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 89.5%

Australia — 4.1%
AGL Energy	726	$7,677
Australia & New Zealand Banking Group	1,468	15,314
Brambles	817	5,307
Dexus‡	548	3,064
Fortescue Metals Group	2,048	12,597
GPT Group‡	994	2,220
Mirvac Group‡	1,983	2,549
National Australia Bank	1,504	15,431
OZ Minerals	160	723
Qantas Airways	408	811
South32	2,768	3,005
Stockland‡	1,243	1,934
Sydney Airport	576	1,980
Telstra	2,060	3,890
Vicinity Centres‡	1,691	1,077
Westpac Banking	1,744	17,700
Woodside Petroleum	1,018	11,403

Total Australia		106,682

Canada — 1.7%
B2Gold	485	1,468
Bank of Montreal	283	14,290
CAE	124	1,567
Gildan Activewear	110	1,403
Kinross Gold*	621	2,493
Newmont Goldcorp	55	2,461
Suncor Energy	799	12,752
Teck Resources, Cl B	291	2,206
Thomson Reuters	85	5,791

Total Canada		44,431

China — 1.0%
Baidu*	64	6,450
BYD, Cl H	246	1,285
China Mobile	2,091	15,549
Lenovo Group	2,840	1,524
Towngas China*	437	217

Total China		25,025

Denmark — 1.6%
Coloplast, Cl B	51	7,433
GN Store Nord	55	2,469
ISS	63	870
Novo Nordisk, Cl B	400	24,177
Vestas Wind Systems	87	7,102

Total Denmark		42,051

Finland — 0.3%
Neste	238	8,098

Total Finland		8,098

France — 3.2%
Air France-KLM*	138	776
ALD	48	424
AXA	1,200	20,895
Gecina‡	31	4,127
JCDecaux	47	855
Kering	45	23,619
Legrand	252	16,254
Peugeot	377	5,058
Societe Generale	623	10,546

Total France		82,554

Germany — 1.9%
adidas	105	23,844
Covestro	105	3,227

Description	Shares	Fair Value

Henkel & KGaA	59	$4,383
LANXESS	52	2,089
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	86	17,462

Total Germany		51,005

Hong Kong — 0.2%
China Everbright International	1,499	860
COSCO SHIPPING Ports	688	332
New World Development	2,223	2,391
Swire Properties	405	1,139

Total Hong Kong		4,722

Japan — 1.2%
Fast Retailing	25	10,274
Nikon	152	1,411
Takeda Pharmaceutical	616	18,951

Total Japan		30,636

Malaysia — 0.1%
IOI	195	180
Malayan Banking	861	1,485
Sime Darby	502	196
Sime Darby Plantation	200	229

Total Malaysia		2,090

Mexico — 0.2%
Cemex	6,177	1,294
Grupo Financiero Banorte, Cl O	949	2,600
Infraestructura Energetica Nova	194	595

Total Mexico		4,489

Netherlands — 2.3%
ABN AMRO Bank	252	2,080
Akzo Nobel	138	9,134
Unilever	980	48,427

Total Netherlands		59,641

Norway — 0.1%
DNB	346	3,886

Total Norway		3,886

Philippines — 0.0%
Ayala	93	855

Total Philippines		855

Singapore — 0.1%
City Developments	313	1,594
Olam International	355	357
Sembcorp Industries	479	522

Total Singapore		2,473

South Africa — 0.3%
Gold Fields	319	1,646
Sasol	251	518
Standard Bank Group	538	3,082
Vodacom Group	282	1,845

Total South Africa		7,091

Spain — 0.4%
Enagas	132	2,634
Repsol	918	8,436

Total Spain		11,070

Sweden — 1.1%
Assa Abloy, Cl B	402	7,628
Atlas Copco, Cl A	258	8,708
Atlas Copco, Cl B	153	4,532
BillerudKorsnas	69	757
SKF, Cl B	171	2,363

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Description	Shares	Fair Value

Telefonaktiebolaget LM
Ericsson, Cl A	24	$197
Telefonaktiebolaget LM
Ericsson, Cl B	724	5,932

Total Sweden		30,117

Switzerland — 11.1%
Nestle	1,420	146,721
Roche Holding - BR	16	5,156
Roche Holding - GENUS	395	128,883
SGS	4	9,317

Total Switzerland		290,077

United Kingdom — 2.4%
Investec	448	845
Lloyds Banking Group	50,178	19,944
Ninety One*	224	481
RELX	1,246	26,805
Standard Chartered	1,836	10,166
WPP PLC	838	5,740

Total United Kingdom		63,981

United States — 56.2%
Communication Services— 3.7%
Walt Disney	999	96,503

Consumer Discretionary— 5.6%
Ford Motor	2,341	11,307
Gap	124	873
NIKE, Cl B	727	60,152
Starbucks	1,143	75,141

		147,473

Consumer Staples— 6.3%
Colgate-Palmolive	489	32,450
Procter & Gamble	1,211	133,210

		165,660

Energy— 0.8%
ConocoPhillips	230	7,084
Exxon Mobil	296	11,239
Hess	54	1,798
Occidental Petroleum	170	1,968

		22,089

Financials— 8.5%
Bank of America	6,328	134,344
JPMorgan Chase	719	64,732
Morgan Stanley	689	23,426

		222,502

Health Care— 11.2%
AbbVie	882	67,200
Merck	1,520	116,949
Mylan*	267	3,981
Pfizer	3,162	103,208
Teva Pharmaceutical Industries*	107	961

		292,299

Industrials— 3.0%
3M	323	44,093
Johnson Controls International	447	12,051
ManpowerGroup	34	1,802
Nielsen Holdings PLC	203	2,546
Rockwell Automation	67	10,111
Xylem	102	6,643

		77,246

Information Technology— 13.0%
Enphase Energy*	846	27,317
First Solar*	743	26,793

Description	Shares	Fair Value

HP	815	$14,148
Microsoft	1,554	245,081
SolarEdge Technologies*	338	27,676

		341,015

Materials— 2.1%
Avery Dennison	50	5,093
Newmont Goldcorp	1,070	48,450

		53,543

Real Estate— 0.4%
Hannon Armstrong Sustainable
Infrastructure Capital‡	457	9,327

Utilities— 1.6%
AES	132	1,795
Atlantica Yield	689	15,365
TerraForm Power, Cl A	1,573	24,806

		41,966

Total United States		1,469,623

Total Common Stock (Cost $2,825,804)		2,340,597

PREFERRED STOCK — 0.3%
Germany — 0.3%
Henkel & KGaA (A)	105	8,477

Total Germany		8,477

Total Preferred Stock (Cost $11,223)		8,477

SHORT-TERM INVESTMENT — 9.9%
Invesco Government & Agency, Cl Institutional, 0.250% (B)	257,507	257,507

Total Short-Term Investment (Cost $257,507)		257,507

Total Investments - 99.7% (Cost $3,094,534)		$2,606,581

Percentages are based on Net Assets of $2,615,343.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There is currently no rate available.
(B)	Rate shown represents the 7-day effective yield as of March 31, 2020.

Cl — Class

PLC — Public Limited Company

As of March 31, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0400